CONVERTIBLE NOTES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 14, 2022	Jun. 30, 2026	Jun. 30, 2025
Debt Instrument [Line Items]
Loss from extinguishment		$ 0	$ 1,410
Convertible Notes
Debt Instrument [Line Items]
Loss from extinguishment			$ 1,410
Convertible Notes | Lynrock Lake Master Fund LP [Member]
Debt Instrument [Line Items]
Principal amount	$ 40,000
Conversion rate description	The Note is convertible into the company's ordinary shares atan initial conversion rate of 97.0874 ordinary shares per $1,000 of the principal amount being converted (based on an initial conversion price equal to $10.30 per ordinary share).